Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Non-current Assets

	2020	2019
	RMB million	RMB million
Deposits relating to aircraft held under leases	143	156
Deferred pilot recruitment costs	2,100	1,873
Rebate receivables on aircraft acquisitions	1,264	42
Prepayment for acquisition of property, plant and equipment	1,055	1,095
Others	783	804

	5,345	3,970